Redeemable Convertible Preferred Stock and Warrants - Series C Redeemable Convertible Preferred Stock (Series C Preferred) - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 15, 2010	Dec. 31, 2014	Dec. 31, 2012	Sep. 30, 2015	May. 30, 2015	Apr. 30, 2015	May. 30, 2014	Dec. 31, 2013	Jul. 15, 2011	Jun. 18, 2008
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		109,483,000				10,000,000				25,000,000
Redeemable convertible preferred stock, par value						$ 0.0001				$ 0
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0000	$ 0	$ 0
Common stock, shares authorized		140,000,000		250,000,000	140,000,000	250,000,000	140,000,000	85,000,000	85,000,000	50,000,000
Private Placement
Temporary Equity [Line Items]
Issuance of warrants to purchase shares of common stock		554,454	595,920
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized	18,000,000	18,558,000		0				33,000,000	33,000,000
Redeemable convertible preferred stock, par value	$ 0	$ 0.0001		$ 0.0001				$ 0.0001
Issuance of shares, per share amount		$ 0.78
Gross proceeds of private placement offering	$ 4,381,916	$ 9,483,738	$ 674,129
Net proceeds from private placement	$ 3,976,842	$ 8,591,668	$ 525,493
Shares repurchased			83,333
Shares repurchased, per share			$ 0.78
Series C Redeemable Convertible Preferred Stock | Private Placement
Temporary Equity [Line Items]
Issuance of shares	5,617,835	12,158,638	864,268
Issuance of shares, per share amount	$ 0.78	$ 0.78	$ 0.78
Issuance of warrants to purchase shares of common stock	112,289	242,911	16,430
Issuance of warrants to purchase shares of common stock, per share	$ 5.85	$ 5.85	$ 5.85
Deferred offering costs	$ 405,074	$ 892,070	$ 148,636